SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Stock Option Activity

A summary of stock option activity is as follows:

	Number of options	Weighted average exercise price

Options outstanding as at January 1, 2013	4,186,399	$2.26
Granted	1,200,000	1.18
Exercised	(48,399)	1.18
Forfeited	(193,867)	1.99

Options outstanding as at December 31, 2013	5,144,133	1.53
Exercised	(556,417)	1.21
Forfeited	(47,878)	1.48

Options outstanding as at December 31, 2014	4,539,838	1.57

Options exercisable as at December 31, 2014	4,246,245	1.63

Share Options Outstanding

The following table summarizes information with respect to share options outstanding at December 31, 2014:

	Weighted-average exercise price	Number outstanding	Number exercisable	Weighted-average remaining contractual life	Intrinsic value

Scheme III	$0.01	211	211	1.92 years	$3.05
Scheme V	2.53	251,856	251,856	3.76 years	0.53
Scheme VI	3.73	292,097	292,097	4.42 years	—
Scheme IX	1.54	1,000,000	1,000,000	5.89 years	1.52
Scheme X	1.54	1,447,526	1,447,526	6.37 years	1.52
Scheme XI	1.54	576,605	576,605	6.75 years	1.52
Scheme XII	1.54	99,604	99,604	6.88 years	1.52
Scheme XIII	0.68	871,939	578,346	8.00 years	2.38

		4,539,838	4,246,245

Unvested Stock Option Activity

A summary of unvested stock option activity as of December 31, 2014, and changes during the year ended December 31, 2014 are presented below:

Unvested Stock Option	Number of Shares	Weighted average Grant-date Fair Value

Unvested at January 1, 2014	1,350,522	$2.09
Vested	(1,033,470)	2.37
Forfeited	(23,459)	1.23

Unvested at December 31, 2014	293,593	1.15

Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")
Option Pricing Model Assumptions used to Estimate Fair Value of Options on Respective Grant Date

Management used Binomial model to estimate the fair value of the following options on their respective grant date with the following assumptions:

	Expected volatility range	Risk-free interest rate range	Expected life	Expected dividends

Options granted under 2012 Stock Incentive Plan	54.90%	3.44%	10 years	—
Options granted under 2013 Stock Incentive Plan	47.10%	3.61%	10 years	—

Summary of Stock Option Activity

The following table summarizes the Cyber Cloud’s share option activities with employees:

	Number of options	Weighted average exercise price

Options outstanding as at January 1, 2013	478,000	$0.17
Granted	613,000	0.16
Forfeited	(362,000)	0.16

Options outstanding as at December 31, 2013	729,000	0.17
Forfeited	(83,000)	0.17

Options outstanding as at December 31, 2014	646,000	0.17

Options exercisable as at December 31, 2014	379,292	0.17

Beijing Joysee Technology Co., Ltd ("Joysee")
Option Pricing Model Assumptions used to Estimate Fair Value of Options on Respective Grant Date

The fair value of options granted was $0.31, measured on the grant date based on the Binomial option pricing model with the following assumptions:

Risk-free interest rate	3.58%
Expected life (years)	10 years
Expected dividend yield	—
Volatility	66.29%

Summary of Stock Option Activity

The following table summarizes the Joysee’s share option activities with employees:

	Number of options	Weighted average exercise price

Options outstanding as at January 1, 2013	468,000	$0.17
Forfeited	(35,000)	0.17

Options outstanding as at December 31, 2013	433,000	0.17
Forfeited	(414,000)	0.17

Options outstanding as at December 31, 2014	19,000	0.17

Options exercisable as at December 31, 2014	9,500	0.17

Black Scholes Option Pricing Model
Option Pricing Model Assumptions used to Estimate Fair Value of Options on Respective Grant Date

Management used the Black-Scholes option pricing model to estimate the fair value of the following options on their respective grant date with the following assumptions:

	Expected price volatility range	Risk-free interest rate range	Expected life range	Expected dividends	Fair value of ordinary share at grant date

Scheme III	49.8%-52.4%	5.77%-5.83%	5.28-6.54	1.00%	$3.56
Scheme V	56.20%	2.92%	6.25	0%	$7.66
Scheme VI	51.50%	3.28%	6.25	2.50%	$9.09

Binomial Option Pricing Model
Option Pricing Model Assumptions used to Estimate Fair Value of Options on Respective Grant Date

Management used Binomial model to estimate the fair value of the following options on their respective grant date with the following assumptions:

	Expected price volatility range	Risk-free interest rate range	Time to vest	Expected dividends	Fair value of ordinary share at grant date

Scheme IX	38.89%	3.82%	2.16	0%	$7.26
Scheme X	45.17%	3.99%	0.88-1.69	0%	$6.39
Scheme XI	73.61%	3.91%	1.32	0%	$3.9
Scheme XII	72.80%	3.68%	1.18	0%	$3.89
Scheme XIII	67.44%	1.94%	1.2	0%	$1.8